Revenue	9 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	Revenue
(1) Revenue breakdown
Revenue breakdowns by revenue from contracts with customers and other sources for the three and nine months ended December 31, 2024 and 2025, are as follows:

	For the three months ended December 31,
(In millions)	2024	2025
Revenue arising from contracts with customers
Transaction revenue - Retail(1)	¥122,695	¥128,877
Transaction revenue - Institutional(2)	—	13,038
Commission received(3)	389	659
Sub-total	123,084	142,574

Other sources
Staking revenue	—	777
Other revenue(4)	20	104
Sub-total	20	881
Total	¥123,104	¥143,455

	For the nine months ended December 31,
(In millions)	2024	2025
Revenue arising from contracts with customers
Transaction revenue - Retail(1)	¥267,479	¥344,196
Transaction revenue - Institutional(2)	—	13,038
Commission received(3)	1,237	1,122
Sub-total	268,716	358,356

Other sources
Staking revenue	—	1,952
Other revenue(4)	35	241
Sub-total	35	2,193
Total	¥268,751	¥360,549
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(1) Transaction revenue - Retail mainly refers to the revenue from sales of crypto assets to retail customers and cover counterparties, which has been entirely derived from operations within Japan.
(2) Transaction revenue - Institutional refers to the revenue from Aplo’s prime brokerage services.
(3) Commission received refers to remittance fees, deposit and withdrawal fees, custodial fees, commissions received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform, Aplo’s platform and other.
(4) Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.
(2)Contract balance
As of March 31 and December 31, 2025, there were no significant contract assets or contract liabilities.
For the three and nine months ended December 31, 2024 and 2025, there was no revenue recognized for performance obligations fulfilled (or partially fulfilled) in the past.
(3)Transaction price allocated to the remaining performance obligations
The Company does not have any contracts in which the projected initial contract period was longer than one year.
(4)Assets recognized from the costs to obtain or fulfill contracts with customers
The Company does not have any significant costs to obtain or fulfill contracts with customers.